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abrdn U.S. Sustainable Leaders Fund
abrdn U.S. Sustainable Leaders Fund

ABRDN FUNDS

abrdn U.S. Sustainable Leaders Smaller Companies Fund

abrdn U.S. Sustainable Leaders Fund

(the “Funds”)

Supplement dated March 31, 2022 to the Funds’ Prospectus dated February 28, 2022,

as supplemented to date (the “Prospectus”)

Effective immediately, the following replaces the second paragraph in the section entitled “Summary – abrdn U.S. Sustainable Leaders Fund – Performance” in the Prospectus beginning on page 68 in order to add the Russell 3000® Growth Index as a comparison index for the Fund:

The table compares the Fund’s average annual total returns to the returns of the Russell 3000® Index, a broad-based securities index, and the Russell 3000® Growth Index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit https://www.abrdn.com/enus/us/investor/fund-centre#literature or call 866-667-9231.

Effective immediately, the following replaces the table in the section entitled “Summary – abrdn U.S. Sustainable Leaders Fund – Performance – Average Annual Total Returns as of December 31, 2021” in the Prospectus beginning on page 68 in order to add the Russell 3000® Growth Index as a comparison index for the Fund:

Average Annual Returns - abrdn U.S. Sustainable Leaders Fund	1 Year	5 Years	10 Years
Class A	17.55%	17.80%	14.42%
Class C	22.95%	18.34%	14.26%
Institutional Class	25.11%	19.57%	15.43%
Institutional Service Class	25.05%	19.49%	15.34%
After Taxes on Distributions | Class A	8.60%	13.38%	11.47%
After Taxes on Distributions and Sale of Fund Shares | Class A	13.44%	13.03%	11.03%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	25.66%	17.97%	16.30%
Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)	25.85%	24.56%	19.39%

This supplement is dated March 31, 2022. Please retain this supplement for future reference.